Employee Benefit Plans (Accumulated Other Comprehensive Loss Expected to be Recognized as Components of Net Periodic Benefit Cost During Next Fiscal Year) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Pension Benefits U.S. Plans [Member]
Net actuarial loss	$ 33.8
Estimated prior service credit	(0.5)
Pension Benefits Non-U.S. Plans [Member]
Net actuarial loss	6.9
Estimated prior service credit	(0.1)
Postretirement Benefits [Member]
Net actuarial loss	1.2
Estimated prior service credit	$ (5.1)